Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2035 Fund
June 30, 2026
AFF35-NPRT1-0826
1.818365.121
Bond Funds - 28.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	129,268	1,292,678
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	11,597,003	88,833,039
Fidelity Series Emerging Markets Debt Fund (b)	1,928,454	16,719,700
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	440,112	4,247,077
Fidelity Series Floating Rate High Income Fund (b)	259,586	2,250,613
Fidelity Series High Income Fund (b)	1,823,084	16,298,371
Fidelity Series International Credit Fund (b)	172,223	1,465,621
Fidelity Series International Developed Markets Bond Index Fund (b)	17,539,984	149,791,465
Fidelity Series Investment Grade Bond Fund (b)	53,096,225	534,678,983
Fidelity Series Long-Term Treasury Bond Index Fund (b)	23,915,882	127,471,652
Fidelity Series Real Estate Income Fund (b)	261,155	2,642,892
TOTAL BOND FUNDS (Cost $1,018,707,980)		945,692,091

Domestic Equity Funds - 39.7%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	10,766,536	195,735,622
Fidelity Advisor Series Growth Opportunities Fund (b)	6,664,658	138,958,118
Fidelity Series All-Sector Equity Fund (b)	6,267,932	94,959,168
Fidelity Series Commodity Strategy Fund (b)	61,753	6,620,486
Fidelity Series Intrinsic Opportunities Fund (b)	2,095,240	25,352,402
Fidelity Series Large Cap Stock Fund (b)	9,320,008	275,126,641
Fidelity Series Large Cap Value Index Fund (b)	1,196,191	25,335,326
Fidelity Series Opportunistic Insights Fund (b)	5,947,515	169,206,788
Fidelity Series Small Cap Core Fund (b)	451,634	7,334,533
Fidelity Series Small Cap Discovery Fund (b)	1,647,526	21,681,446
Fidelity Series Small Cap Opportunities Fund (b)	2,018,839	40,800,733
Fidelity Series Stock Selector Large Cap Value Fund (b)	9,879,320	152,833,080
Fidelity Series Value Discovery Fund (b)	8,198,320	152,980,643
TOTAL DOMESTIC EQUITY FUNDS (Cost $731,863,389)		1,306,924,986

International Equity Funds - 31.4%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	4,791,692	100,242,202
Fidelity Series Emerging Markets Fund (b)	4,812,386	73,437,007
Fidelity Series Emerging Markets Opportunities Fund (b)	9,204,006	295,816,738
Fidelity Series International Growth Fund (b)	8,338,660	179,864,903
Fidelity Series International Small Cap Fund (b)	1,371,806	25,940,846
Fidelity Series International Value Fund (b)	10,567,509	176,900,103
Fidelity Series Overseas Fund (b)	11,022,831	178,459,642
Fidelity Series Select International Small Cap Fund (b)	168,727	2,610,202
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $555,956,028)		1,033,271,643

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/2/2026 (d)	3.63 to 3.65	1,740,000	1,739,826
US Treasury Bills 0% 7/23/2026 (d)	3.63	4,100,000	4,091,009
US Treasury Bills 0% 7/30/2026 (d)	3.62	2,260,000	2,253,455
US Treasury Bills 0% 7/9/2026 (d)	3.63	50,000	49,960
US Treasury Bills 0% 8/6/2026 (d)	3.63	140,000	139,494
US Treasury Bills 0% 9/10/2026 (d)	3.66	230,000	228,347
US Treasury Bills 0% 9/17/2026 (d)	3.66 to 3.70	160,000	158,736
US Treasury Bills 0% 9/24/2026 (d)	3.72	140,000	138,791
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,799,615)			8,799,618

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $3,503,938)	3.69	3,503,237	3,503,938

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,318,830,950)	3,298,192,276
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,648,888)
NET ASSETS - 100.0%	3,295,543,388

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	1,335	9/2026	149,895,469	1,283,653
CBOT US Treasury Long Bond Contracts (United States)	215	9/2026	24,308,438	552,971
ICE MSCI EAFE Index Contracts (United States)	72	9/2026	11,323,080	(15,735)
TOTAL LONG				1,820,889
SHORT
CME E-Mini Russell 2000 Index Contracts (United States)	(147)	9/2026	(22,385,160)	(712,279)
CME E-Mini S&P 500 Index Contracts (United States)	(137)	9/2026	(51,705,513)	(613,890)
ICE MSCI Emerging Markets Index Contracts (United States)	(8)	9/2026	(702,920)	(20)
TOTAL SHORT				(1,326,189)
TOTAL FUTURES CONTRACTS				494,700

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,799,618.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,107,899	16,455,917	21,059,804	26,173	(74)	-	3,503,938	3,503,237	0.0%
Total	8,107,899	16,455,917	21,059,804	26,173	(74)	-	3,503,938

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	181,480,766	5,080,626	26,005,628	-	2,742,559	32,437,299	195,735,622	10,766,536
Fidelity Advisor Series Growth Opportunities Fund	128,216,776	1,236,471	27,034,350	-	3,222,219	33,317,002	138,958,118	6,664,658
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,321,030	15,296	51,656	797	1,171	6,838	1,292,679	129,268
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	73,308,989	17,341,300	2,570,033	38,685	(117,592)	870,375	88,833,039	11,597,003
Fidelity Series All-Sector Equity Fund	83,436,884	887,822	4,177,576	-	430,358	14,381,680	94,959,168	6,267,932
Fidelity Series Canada Fund	95,895,698	5,164,390	3,323,358	-	484,440	2,021,032	100,242,202	4,791,692
Fidelity Series Commodity Strategy Fund	20,794,929	514,621	14,313,418	-	1,965,262	(2,340,908)	6,620,486	61,753
Fidelity Series Emerging Markets Debt Fund	15,093,322	1,654,587	575,295	229,059	18,590	528,496	16,719,700	1,928,454
Fidelity Series Emerging Markets Debt Local Currency Fund	4,208,012	40,594	149,756	-	(3,025)	151,253	4,247,078	440,112
Fidelity Series Emerging Markets Fund	60,826,196	3,473,149	3,649,669	-	714,988	12,072,343	73,437,007	4,812,386
Fidelity Series Emerging Markets Opportunities Fund	241,654,220	14,550,700	17,862,761	-	2,148,706	55,325,872	295,816,737	9,204,006
Fidelity Series Floating Rate High Income Fund	2,278,175	70,017	100,363	41,021	(4)	2,789	2,250,614	259,586
Fidelity Series Government Money Market Fund	-	11,420,586	11,420,586	22,357	-	-	-	-
Fidelity Series High Income Fund	15,528,549	1,092,506	569,240	256,514	11,833	234,723	16,298,371	1,823,084
Fidelity Series International Credit Fund	1,449,361	12,395	11,681	12,394	904	14,642	1,465,621	172,223
Fidelity Series International Developed Markets Bond Index Fund	138,738,126	14,556,379	4,778,800	1,162,976	(120,067)	1,395,827	149,791,465	17,539,984
Fidelity Series International Growth Fund	170,965,766	1,682,825	17,952,885	-	1,983,597	23,185,600	179,864,903	8,338,660
Fidelity Series International Small Cap Fund	29,484,755	-	5,999,868	-	2,341,663	114,296	25,940,846	1,371,806
Fidelity Series International Value Fund	171,311,735	4,079,932	8,616,759	-	1,172,639	8,952,556	176,900,103	10,567,509
Fidelity Series Intrinsic Opportunities Fund	27,111,475	-	5,104,398	-	321,095	3,024,230	25,352,402	2,095,240
Fidelity Series Investment Grade Bond Fund	518,333,047	38,798,009	20,376,829	5,569,231	(134,211)	(1,941,034)	534,678,982	53,096,225
Fidelity Series Large Cap Stock Fund	247,150,242	7,356,732	9,792,536	-	1,570,770	28,841,433	275,126,641	9,320,008
Fidelity Series Large Cap Value Index Fund	23,306,050	243,361	1,408,687	-	620,634	2,573,968	25,335,326	1,196,191
Fidelity Series Long-Term Treasury Bond Index Fund	112,277,315	19,533,026	4,382,333	1,140,976	(292,107)	335,751	127,471,652	23,915,882
Fidelity Series Opportunistic Insights Fund	155,122,748	1,616,181	12,496,718	-	1,384,229	23,580,348	169,206,788	5,947,515
Fidelity Series Overseas Fund	171,464,865	1,682,919	13,706,717	-	1,238,823	17,779,752	178,459,642	11,022,831
Fidelity Series Real Estate Income Fund	2,664,117	52,856	103,704	23,846	1,082	28,541	2,642,892	261,155
Fidelity Series Select International Small Cap Fund	2,476,108	-	87,002	-	14,230	206,866	2,610,202	168,727
Fidelity Series Small Cap Core Fund	6,280,678	220,504	228,294	220,335	46,310	1,015,335	7,334,533	451,634
Fidelity Series Small Cap Discovery Fund	19,742,649	228,412	2,497,021	228,238	235,991	3,971,415	21,681,446	1,647,526
Fidelity Series Small Cap Opportunities Fund	40,660,918	-	7,201,545	-	3,762,281	3,579,079	40,800,733	2,018,839
Fidelity Series Stock Selector Large Cap Value Fund	140,520,667	5,083,937	6,564,183	-	395,471	13,397,188	152,833,080	9,879,320
Fidelity Series Value Discovery Fund	140,158,951	4,843,562	7,259,489	-	581,066	14,656,553	152,980,643	8,198,320
	3,043,263,119	162,533,695	240,373,138	8,946,429	26,743,905	293,721,140	3,285,888,721

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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